Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Gartman Gold/Euro ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Euro ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares Gartman Gold/Euro ETF NYSE Arca Ticker: GEUR
Supplement [Text Block]	ck0001408970_SupplementTextblock

ADVISORSHARES TRUST

AdvisorShares Gartman Gold/Euro ETF

NYSE Arca Ticker: GEUR

Supplement dated June 6, 2016

to the summary and statutory prospectuses (the “Prospectuses”)

and Statement of Additional Information (“SAI”) dated November 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for the AdvisorShares Gartman Gold/Euro ETF and AdvisorShares Gartman Gold/Yen ETF (the “Funds”) and should be read in conjunction with those documents.

Effective July 1, 2016, Treesdale Partners, LLC (“Treesdale”) will no longer serve as investment sub-advisor to the Funds. All references in the Prospectuses and SAI to Treesdale as investment sub-advisor and to Dennis Rhee, the portfolio manager employed by Treesdale, are deleted effective as of that date. Beginning on that date, AdvisorShares Investments, LLC (the “Advisor”), the Funds’ investment advisor, will provide day-to-day portfolio management services consistent with each Fund’s investment objective and principal investment strategies.

The Funds’ new portfolio manager will be Robert M. Parker, Director of Capital Markets at the Advisor since 2014, where he oversees trading, portfolio management, and fund operations activity. Mr. Parker’s professional career has spanned over a decade and a half within the financial services industry, where he has worked across compliance, due diligence, and investment analysis, as well as positions of senior portfolio manager and firm principal. Mr. Parker managed assets between 2010 and 2014 for a proprietary investment practice that he created after serving as Senior Portfolio Manager from 2007 to 2010 at ProShare Advisors, where he managed leveraged, inverse, and long-short ETFs. Mr. Parker previously held positions held at Capital Financial Group, Wachovia Securities, The Advisors Group, and FOLIOfn, serving in a variety of analyst roles. He is a graduate of National University, earning a Bachelor of Science. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Washington, DC.

Mr. Parker is compensated directly by the Advisor and does not receive any compensation directly from the Funds. Mr. Parker receives a fixed salary from the Advisor and is eligible for bonuses based on multiple factors at a firm level such as overall growth, profitability, and assets under management.

As of April 30, 2016, Mr. Parker did not own any shares of the Funds nor was he responsible for the day-to-day management of other accounts.

The Advisor will vote proxies for securities held by each Fund in accordance with the attached proxy voting policies and procedures.

Supplement Closing [Text Block]	ck0001408970_SupplementClosingTextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.